Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Payable [Abstract]
Schedule of Accounts Payable

	December 31, 2014	December 31, 2013
Creditors	$286	$100
Brokers	130	271
Professional and legal fees	827	—

Total accounts payable	$1,243	$371